Share-Based Payment Transactions (Details 2)	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	4,365,279	1,337,153
Share/ADS options granted during the year | shares	18,510,000	3,390,000
Share/ADS options exercised during the year | shares		(8,333)
Share/ADS options forfeited or expired during the year | shares	(155,754)	(353,541)
Share/ADS options outstanding at the end of the year | shares	22,719,525	4,365,279
Share/ADS options exercisable at the end of the year | shares	7,602,026	1,664,933
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	0.22	1.04
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	0.17	0.24
Share/ADS options exercised during the year, Weighted average exercise price | $ / shares		0.13
Share/ADS options forfeited or expired during the year, Weighted average exercise price | $ / shares	0.26	3.53
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	0.17	0.22
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	0.19	0.22
ADSs [Member]
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	109,132	33,429
Share/ADS options granted during the year | shares	462,750	84,750
Share/ADS options exercised during the year | shares		(208)
Share/ADS options forfeited or expired during the year | shares	(3,894)	(8,839)
Share/ADS options outstanding at the end of the year | shares	567,988	109,132
Share/ADS options exercisable at the end of the year | shares	190,051	41,623
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	8.84	41.61
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	6.73	9.78
Share/ADS options exercised during the year, Weighted average exercise price | $ / shares		5.2
Share/ADS options forfeited or expired during the year, Weighted average exercise price | $ / shares	10.33	141.27
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	6.72	8.84
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	7.46	8.63